9. EQUITY TRANSACTIONS (Details 2)	12 Months Ended
Dec. 31, 2013
Equity Transactions Details 2
Dividend Yield	0.00%
Expected life	5 years
Expected volatility	369.00%
Risk free interest rate	2.00%